UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3105

                      OPPENHEIMER CAPITAL APPRECIATION FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Communications Equipment                                                    7.0%
--------------------------------------------------------------------------------
Software                                                                    6.8
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.6
--------------------------------------------------------------------------------
Biotechnology                                                               5.1
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    5.1
--------------------------------------------------------------------------------
Pharmaceuticals                                                             4.6
--------------------------------------------------------------------------------
Specialty Retail                                                            4.5
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 4.4
--------------------------------------------------------------------------------
Internet Software & Services                                                4.2
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            4.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         3.2%
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.7
--------------------------------------------------------------------------------
Medtronic, Inc.                                                             2.0
--------------------------------------------------------------------------------
Amgen, Inc.                                                                 1.9
--------------------------------------------------------------------------------
General Electric Co.                                                        1.9
--------------------------------------------------------------------------------
Google, Inc., Cl. A                                                         1.9
--------------------------------------------------------------------------------
Yahoo!, Inc.                                                                1.8
--------------------------------------------------------------------------------
eBay, Inc.                                                                  1.7
--------------------------------------------------------------------------------
Monsanto Co.                                                                1.7
--------------------------------------------------------------------------------
American International Group, Inc.                                          1.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                    9 | OPPENHEIMER CAPITAL APPRECIATION FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                           30.2%

   Communications Equipment                       7.2

   Software                                       6.9

   Semiconductors & Semiconductor Equipment       5.1

   Internet Software & Services                   4.2

   IT Services                                    3.5

   Computers & Peripherals                        3.3

Health Care                                      17.2

Consumer Discretionary                           14.3

Financials                                        9.8

Industrials                                       8.5

Consumer Staples                                  7.8

Energy                                            7.1

Materials                                         3.2

Telecommunication Services                        1.9

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                   10 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                   11 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   12 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                   13 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING           ENDING          EXPENSES
                           ACCOUNT             ACCOUNT         PAID DURING
                           VALUE               VALUE           6 MONTHS ENDED
                           (9/1/05)            (2/28/06)       FEBRUARY 28, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00           $1,072.70       $  5.46
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00            1,019.54          5.32
--------------------------------------------------------------------------------
Class B Actual              1,000.00            1,068.30         10.00
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00            1,015.17          9.74
--------------------------------------------------------------------------------
Class C Actual              1,000.00            1,068.60          9.48
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00            1,015.67          9.24
--------------------------------------------------------------------------------
Class N Actual              1,000.00            1,070.80          7.32
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00            1,017.75          7.13
--------------------------------------------------------------------------------
Class Y Actual              1,000.00            1,074.40          3.76
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00            1,021.17          3.66

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2006 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.06%
-----------------------------
Class B             1.94
-----------------------------
Class C             1.84
-----------------------------
Class N             1.42
-----------------------------
Class Y             0.73

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   14 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.3%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Toyota Motor Corp.                                                                                      725,150   $      38,846,041
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.9%
Apollo Group, Inc.,
Cl. A 1                                                                                               1,486,000          73,378,680
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Carnival Corp.                                                                                        1,976,600         102,091,390
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                                     1,553,700          56,430,384
                                                                                                                  ------------------
                                                                                                                        158,521,774

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Toll Brothers, Inc. 1                                                                                 1,572,900          50,899,044
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.0%
eBay, Inc. 1                                                                                          3,531,800         141,483,908
------------------------------------------------------------------------------------------------------------------------------------
Expedia, Inc. 1                                                                                       1,103,400          20,931,498
                                                                                                                  ------------------
                                                                                                                        162,415,406

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.6%
Comcast Corp., Cl.
A Special, Non-Vtg. 1                                                                                 2,349,225          62,841,769
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc., Cl. A 1                                                                               2,920,700          64,518,263
                                                                                                                  ------------------
                                                                                                                        127,360,032

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.0%
J.C. Penney Co., Inc.
(Holding Co.)                                                                                         1,009,000          59,167,760
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                                        1,155,500          55,591,105
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                            831,180          45,216,192
                                                                                                                  ------------------
                                                                                                                        159,975,057

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.5%
Best Buy Co., Inc.                                                                                    1,335,100          71,908,486
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                     1,494,000         101,860,920
------------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                                                 1,608,300          51,626,430
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc. 1                                                                                       3,958,200          97,134,228
------------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters,
Inc. 1                                                                                                1,565,900          44,001,790
                                                                                                                  ------------------
                                                                                                                        366,531,854

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Polo Ralph Lauren
Corp.                                                                                                   244,400   $      14,165,424
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.8%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
PepsiCo, Inc.                                                                                         1,347,610          79,657,227
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Costco Wholesale
Corp.                                                                                                   695,488          35,664,625
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                             2,761,400          78,230,462
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                           1,567,600          47,169,084
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores,
Inc.                                                                                                    358,600          16,266,096
                                                                                                                  ------------------
                                                                                                                        177,330,267

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Cadbury Schweppes
plc                                                                                                   7,209,570          73,348,955
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA 1                                                                                             333,257          97,986,880
                                                                                                                  ------------------
                                                                                                                        171,335,835

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.5%
Procter & Gamble
Co. (The)                                                                                             2,000,400         119,883,972
------------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser
plc 1                                                                                                 2,244,940          79,938,750
                                                                                                                  ------------------
                                                                                                                        199,822,722

------------------------------------------------------------------------------------------------------------------------------------
ENERGY--7.0%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.4%
Halliburton Co.                                                                                         958,200          65,157,600
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                       968,100         111,331,500
------------------------------------------------------------------------------------------------------------------------------------
Smith International,
Inc.                                                                                                  2,411,200          93,385,776
------------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                                    1,215,100          90,136,118
                                                                                                                  ------------------
                                                                                                                        360,010,994

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.6%
Apache Corp.                                                                                            599,600          40,125,232
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                     753,300          50,772,420
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan
Management LLC                                                                                          982,809          42,978,238


                   15 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Occidental Petroleum
Corp.                                                                                                   818,200   $      74,898,028
                                                                                                                  ------------------
                                                                                                                        208,773,918

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.8%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Northern Trust
Corp.                                                                                                   653,200          34,436,704
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
Bank of America
Corp.                                                                                                   743,000          34,066,550
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.6%
American Express Co.                                                                                    755,040          40,681,555
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                                                                          183,300          78,012,480
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                         876,141          40,626,658
------------------------------------------------------------------------------------------------------------------------------------
Franklin Resources,
Inc.                                                                                                    485,200          49,820,336
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                                                                       686,800          97,037,972
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                        465,000          60,724,350
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                                                                          216,000          31,525,200
------------------------------------------------------------------------------------------------------------------------------------
Nomura Securities
Co. Ltd.                                                                                              1,854,900          35,114,645
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group,
Inc.                                                                                                    242,800          18,642,184
                                                                                                                  ------------------
                                                                                                                        452,185,380

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.4%
American
International Group,
Inc.                                                                                                  2,091,600         138,798,576
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                                                                   604,400          49,790,472
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                                                                  1,048,000          80,737,920
                                                                                                                  ------------------
                                                                                                                        269,326,968

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--17.1%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.1%
Amgen, Inc. 1                                                                                         2,061,600   $     155,630,184
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                                       702,500          60,197,225
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                                                                  1,062,100          73,646,014
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences,
Inc. 1                                                                                                  544,900          33,930,923
------------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                                     1,471,800          53,705,982
------------------------------------------------------------------------------------------------------------------------------------
PDL BioPharma,
Inc. 1                                                                                                1,188,400          37,208,804
                                                                                                                  ------------------
                                                                                                                        414,319,132

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Fisher Scientific
International, Inc. 1                                                                                   965,600          65,815,296
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                       3,053,995         164,763,030
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                     1,995,000          47,461,050
------------------------------------------------------------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                                                                         861,600          49,869,408
                                                                                                                  ------------------
                                                                                                                        327,908,784

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Caremark Rx, Inc. 1                                                                                     782,500          38,929,375
------------------------------------------------------------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                                                                       709,100          39,511,052
------------------------------------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                                                  668,700          24,099,948
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics,
Inc.                                                                                                  1,162,800          61,477,236
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group,
Inc. 1                                                                                                1,824,000         106,211,520
                                                                                                                  ------------------
                                                                                                                        270,229,131

------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Novartis AG 1                                                                                         2,238,675         119,386,853
------------------------------------------------------------------------------------------------------------------------------------
Roche Holdings
AG 1                                                                                                    611,576          90,388,038
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA 1                                                                                     727,495          61,921,111
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                                                                         2,358,950          99,052,311
                                                                                                                  ------------------
                                                                                                                        370,748,313


                   16 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.5%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Empresa Brasileira
de Aeronautica SA,
ADR                                                                                                   1,940,700   $      77,142,825
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics
Corp.                                                                                                   564,600          69,598,242
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin
Corp.                                                                                                 1,080,900          78,765,183
------------------------------------------------------------------------------------------------------------------------------------
United Technologies
Corp.                                                                                                 1,299,400          76,014,900
                                                                                                                  ------------------
                                                                                                                        301,521,150

------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
Expeditors
International of
Washington, Inc.                                                                                        530,106          41,236,946
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
ChoicePoint, Inc. 1                                                                                     602,200          26,737,680
------------------------------------------------------------------------------------------------------------------------------------
Corporate Executive
Board Co.                                                                                               573,742          57,374,200
                                                                                                                  ------------------
                                                                                                                         84,111,880

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                                                                  4,598,800         151,162,556
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.0%
Danaher Corp.                                                                                         1,322,100          80,092,818
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Fastenal Co.                                                                                            584,100          25,647,831
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--29.9%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.0%
Cisco Systems, Inc. 1                                                                                12,914,040         261,380,170
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                                       2,632,600          64,261,766
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                        3,494,300          74,778,020
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp.,
Sponsored ADR 1                                                                                       2,565,000          47,657,700
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                        1,714,400          80,936,824
------------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
Sponsored ADR 1                                                                                       1,217,600          41,520,160
                                                                                                                  ------------------
                                                                                                                        570,534,640

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.3%
Apple Computer,
Inc. 1                                                                                                  960,500   $      65,832,670
------------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                          3,107,900          90,129,100
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                           5,114,300          71,702,486
------------------------------------------------------------------------------------------------------------------------------------
Network
Appliance, Inc. 1                                                                                     1,230,600          40,806,696
                                                                                                                  ------------------
                                                                                                                        268,470,952

------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.2%
Google, Inc., Cl. A 1                                                                                   416,000         150,849,920
------------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                                      1,687,200          39,919,152
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                                        4,549,300         145,850,558
                                                                                                                  ------------------
                                                                                                                        336,619,630

------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.5%
Affiliated Computer
Services, Inc., Cl. A 1                                                                               1,144,300          71,999,356
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                                                                      2,695,800         124,519,002
------------------------------------------------------------------------------------------------------------------------------------
Cognizant
Technology
Solutions Corp. 1                                                                                     1,268,800          73,095,568
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                                          301,700          13,971,727
                                                                                                                  ------------------
                                                                                                                        283,585,653

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Advanced Micro
Devices, Inc. 1                                                                                       1,563,800          60,472,146
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.,
Cl. A 1                                                                                               2,595,150         117,015,314
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology
Corp.                                                                                                 2,274,100          83,823,326
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                                                                            570,300          34,913,766
------------------------------------------------------------------------------------------------------------------------------------
Microchip
Technology, Inc.                                                                                      1,390,800          48,956,160
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments,
Inc.                                                                                                  2,201,800          65,723,730
                                                                                                                  ------------------
                                                                                                                        410,904,442


                   17 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.8%
Adobe Systems,
Inc. 1                                                                                                2,378,068   $      91,840,986
------------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                                         1,653,400          54,760,608
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                                      1,099,500          41,396,175
------------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                                 340,400          17,690,588
------------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                        1,211,100          28,170,186
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                       8,033,611         216,104,136
------------------------------------------------------------------------------------------------------------------------------------
SAP AG, Sponsored
ADR 1                                                                                                 1,997,300         102,062,030
                                                                                                                  ------------------
                                                                                                                        552,024,709

------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.1%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.1%
Monsanto Co.                                                                                          1,667,500         139,869,900
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                         2,111,100         113,957,178
                                                                                                                  ------------------
                                                                                                                        253,827,078

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
American Tower
Corp. 1                                                                                               2,002,300          63,733,209
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                   3,566,600          85,705,396
                                                                                                                  ------------------
                                                                                                                        149,438,605
                                                                                                                  ------------------
Total Common Stocks
(Cost $6,557,298,825)                                                                                                 8,031,424,127

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%
------------------------------------------------------------------------------------------------------------------------------------
Grampian Funding LLC,
4.56%, 3/1/06 2
(Cost $60,000,000)                                                                                 $ 60,000,000          60,000,000

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.17% in joint repurchase agreement (Principal Amount/Value
$1,088,683,000, with a maturity value of $1,088,819,993) with UBS Warburg LLC,
4.53%, dated 2/28/06, to be repurchased at $34,530,345 on 3/1/06, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of $1,113,530,100
(Cost $34,526,000)                                                                                 $ 34,526,000   $      34,526,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $6,651,824,825)                                                                                     100.4%      8,125,950,127
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (0.4)       (31,004,173)
                                                                                                   ---------------------------------
NET ASSETS                                                                                                100.0%  $   8,094,945,954
                                                                                                   =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $60,000,000, or 0.74% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   18 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $6,651,824,825)--
see accompanying statement of investments                      $  8,125,950,127
--------------------------------------------------------------------------------
Cash                                                                  1,076,259
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     39,116,860
Interest and dividends                                                4,675,026
Shares of beneficial interest sold                                    1,883,667
Other                                                                   306,396
                                                               -----------------
Total assets                                                      8,173,008,335

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                56,623,400
Shares of beneficial interest redeemed                               14,623,138
Distribution and service plan fees                                    3,052,620
Transfer and shareholder servicing agent fees                         1,658,564
Trustees' compensation                                                1,361,338
Shareholder communications                                              612,387
Other                                                                   130,934
                                                               -----------------
Total liabilities                                                    78,062,381

--------------------------------------------------------------------------------
NET ASSETS                                                     $  8,094,945,954
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $        186,427
--------------------------------------------------------------------------------
Additional paid-in capital                                        7,206,521,841
--------------------------------------------------------------------------------
Accumulated net investment loss                                     (19,864,354)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (565,975,208)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies       1,474,077,248
                                                               -----------------
NET ASSETS                                                     $  8,094,945,954
                                                               =================


                   19 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $5,678,345,403 and 128,431,814 shares of
beneficial interest outstanding)                                         $44.21
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                 $46.91
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $1,000,796,623 and 24,601,906
shares of beneficial interest outstanding)                               $40.68
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $705,649,957 and 17,500,532
shares of beneficial interest outstanding)                               $40.32
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $255,762,140 and 5,855,310
shares of beneficial interest outstanding)                               $43.68
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $454,391,831 and 10,037,164
shares of beneficial interest outstanding)                               $45.27

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $158,815)       $     24,635,191
--------------------------------------------------------------------------------
Interest                                                              3,014,010
--------------------------------------------------------------------------------
Other income                                                            239,529
                                                               -----------------
Total investment income                                              27,888,730

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      24,151,548
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               6,798,031
Class B                                                               5,042,416
Class C                                                               3,457,988
Class N                                                                 626,221
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               6,539,839
Class B                                                               1,623,672
Class C                                                                 855,730
Class N                                                                 431,455
Class Y                                                                 778,846
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 406,737
Class B                                                                 233,368
Class C                                                                  79,269
Class N                                                                  10,017
--------------------------------------------------------------------------------
Trustees' compensation                                                  194,742
--------------------------------------------------------------------------------
Custodian fees and expenses                                              46,062
--------------------------------------------------------------------------------
Other                                                                   113,205
                                                               -----------------
Total expenses                                                       51,389,146
Less waivers and reimbursements of expenses                             (15,649)
                                                               -----------------
Net expenses                                                         51,373,497

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (23,484,767)


                   21 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on:
Investments                                                    $    (63,994,819)
Foreign currency transactions                                        (3,471,883)
                                                               -----------------
Net realized loss                                                   (67,466,702)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                         681,728,387
Translation of assets and liabilities denominated in foreign
currencies                                                            2,062,889
                                                               -----------------
Net change in unrealized appreciation                               683,791,276

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    592,839,807
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   22 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS                 YEAR
                                                                    ENDED                ENDED
                                                        FEBRUARY 28, 2006           AUGUST 31,
                                                              (UNAUDITED)                 2005
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)                            $     (23,484,767)    $     46,793,824
-----------------------------------------------------------------------------------------------
Net realized gain (loss)                                      (67,466,702)         273,189,073
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         683,791,276          556,958,801
                                                        ---------------------------------------
Net increase in net assets resulting from operations          592,839,807          876,941,698

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
-----------------------------------------------------------------------------------------------
Class A                                                       (32,952,524)                  --
Class B                                                                --                   --
Class C                                                                --                   --
Class N                                                          (755,587)                  --
Class Y                                                       (11,953,955)                  --

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                      (320,737,570)        (134,210,079)
Class B                                                      (107,737,317)        (162,283,904)
Class C                                                       (32,110,207)          (7,839,660)
Class N                                                        (6,646,492)          34,784,677
Class Y                                                      (783,780,815)        (352,359,573)

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total increase (decrease)                                    (703,834,660)         255,033,159
-----------------------------------------------------------------------------------------------
Beginning of period                                         8,798,780,614        8,543,747,455
                                                        ---------------------------------------
End of period (including accumulated net investment
income (loss) of $(19,864,354) and $49,282,479,
respectively)                                           $   8,094,945,954     $  8,798,780,614
                                                        =======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                            YEAR
                                            ENDED                                                                           ENDED
                                FEBRUARY 28, 2006                                                                      AUGUST 31,
CLASS A                               (UNAUDITED)           2005            2004             2003           2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                       $           41.45    $     37.57     $     35.39      $     30.72    $     41.11      $     62.12
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                 (.09) 1         .26 1,2         .01             (.05)          (.09)             .10
Net realized and unrealized
gain (loss)                                  3.10           3.62            2.17             4.72          (9.31)          (15.86)
                                ----------------------------------------------------------------------------------------------------
Total from investment
operations                                   3.01           3.88            2.18             4.67          (9.40)          (15.76)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                       (.25)            --              --               --             --               --
Distributions from net
realized gain                                  --             --              --               --           (.99)           (5.25)
                                ----------------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders                (.25)            --              --               --             --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period  $           44.21    $     41.45     $     37.57      $     35.39    $     30.72      $     41.11
                                ====================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                      7.27%         10.33%           6.16%           15.20%        (23.48)%         (26.38)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $       5,678,345    $ 5,633,688     $ 5,218,310      $ 4,288,332    $ 3,219,391      $ 3,055,197
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                      $       5,676,657    $ 5,597,821     $ 4,971,315      $ 3,655,594    $ 3,204,793      $ 3,255,995
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment income (loss)                (0.42)%         0.64% 2         0.09%           (0.11)%        (0.15)%           0.28%
Total expenses                               1.06%          1.06% 5         1.09% 5,6        1.17% 5        1.22% 5,6        1.03% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        56%            38%             45%              42%            28%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                        SIX MONTHS                                                                      YEAR
                                             ENDED                                                                     ENDED
                                 FEBRUARY 28, 2006                                                                AUGUST 31,
CLASS B                                (UNAUDITED)           2005             2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                        $           38.08    $     34.82      $     33.09   $     28.95   $     39.09   $     59.80
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                           (.25) 1        (.08) 1,2        (.36)         (.31)         (.26)         (.07)
Net realized and unrealized
gain (loss)                                   2.85           3.34             2.09          4.45         (8.89)       (15.39)
                                 ---------------------------------------------------------------------------------------------
Total from investment
operations                                    2.60           3.26             1.73          4.14         (9.15)       (15.46)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                          --             --               --            --            --            --
Distributions from net
realized gain                                   --             --               --            --          (.99)        (5.25)
                                 ---------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders                   --             --               --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $           40.68    $     38.08      $     34.82   $     33.09   $     28.95   $     39.09
                                 =============================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                       6.83%          9.36%            5.23%        14.30%       (24.07)%      (26.95)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $       1,000,797    $ 1,041,045      $ 1,104,348   $ 1,114,052   $ 1,029,322   $ 1,242,098
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                       $       1,017,739    $ 1,099,380      $ 1,169,402   $ 1,001,311   $ 1,221,005   $ 1,265,753
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment loss                          (1.28)%        (0.21)% 2        (0.81)%       (0.89)%       (0.92)%       (0.48)%
Total expenses                                1.94%          1.93%            1.99%         2.10%         1.99%         1.80%
Expenses after payments and
waivers and reduction to
custodian expenses                            1.94%          1.93%            1.97%         1.96%         1.99%         1.80%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         56%            38%              45%           42%           28%           46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                        SIX MONTHS                                                                     YEAR
                                             ENDED                                                                    ENDED
                                 FEBRUARY 28, 2006                                                               AUGUST 31,
CLASS C                                (UNAUDITED)         2005           2004            2003         2002            2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                        $           37.73   $    34.47      $   32.72       $   28.63    $   38.64      $    59.19
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment loss                           (.23) 1      (.05) 1,2      (.16)           (.23)        (.11)           (.01)
Net realized and unrealized
gain (loss)                                   2.82         3.31           1.91            4.32        (8.91)         (15.29)
                                 ---------------------------------------------------------------------------------------------
Total from investment
operations                                    2.59         3.26           1.75            4.09        (9.02)         (15.30)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net
investment income                               --           --             --              --           --              --
Distributions from net
realized gain                                   --           --             --              --         (.99)          (5.25)
                                 ---------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders                   --           --             --              --           --              --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $           40.32   $    37.73      $   34.47       $   32.72    $   28.63      $    38.64
                                 =============================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                       6.86%        9.46%          5.35%          14.28%      (24.01)%        (26.95)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $         705,650   $  691,467      $ 638,676       $ 540,118    $ 450,989      $  426,476
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                       $         697,822   $  681,646      $ 623,172       $ 463,768    $ 477,369      $  400,009
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment loss                          (1.20)%      (0.14)% 2      (0.69)%         (0.89)%      (0.87)%         (0.48)%
Total expenses                                1.84%        1.84% 6        1.87% 5,6       1.96% 6      1.94% 5,6       1.80% 6
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         56%          38%            45%             42%          28%             46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                        SIX MONTHS                                                            YEAR
                                             ENDED                                                           ENDED
                                 FEBRUARY 28, 2006                                                      AUGUST 31,
CLASS N                                (UNAUDITED)         2005          2004        2003       2002        2001 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                        $           40.91    $   37.21     $   35.17   $   30.60   $  41.05    $    45.58
--------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income (loss)                  (.17) 2       .11 2,3      (.08)       (.10)      (.07) 2       (.01)
Net realized and unrealized
gain (loss)                                   3.07         3.59          2.12        4.67      (9.39) 2      (4.52)
                                 -----------------------------------------------------------------------------------
Total from investment
operations                                    2.90         3.70          2.04        4.57      (9.46)        (4.53)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                        (.13)          --            --          --         --            --
Distributions from net
realized gain                                   --           --            --          --       (.99)           --
                                 -----------------------------------------------------------------------------------
Total dividends and
distributions to shareholders                 (.13)          --            --          --         --            --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $           43.68    $   40.91     $   37.21   $   35.17   $  30.60    $    41.05
                                 ===================================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 4                                       7.08%        9.94%         5.80%      14.94%    (23.67)%       (9.94)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $         255,762    $ 245,932     $ 190,696   $ 111,374   $ 72,178    $    6,791
--------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                       $         252,774    $ 221,007     $ 154,605   $  86,761   $ 38,232    $    3,173
--------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 5
Net investment income (loss)                 (0.79)%       0.27% 3      (0.25)%     (0.35)%    (0.37)%       (0.11)%
Total expenses                                1.42%        1.42%         1.46%       1.46%      1.46%         1.36%
Expenses after payments and
waivers and reduction to
custodian expenses                            1.42%        1.42%         1.44%       1.42%      1.46%         1.36%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         56%          38%           45%         42%        28%           46%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                        SIX MONTHS                                                                           YEAR
                                             ENDED                                                                          ENDED
                                 FEBRUARY 28, 2006                                                                     AUGUST 31,
CLASS Y                                (UNAUDITED)           2005           2004           2003               2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                        $           42.52    $     38.40    $     36.04    $     31.16      $       41.55    $     62.51
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                           -- 1,2        .45 1,3        .09            .01                .02 1          .27
Net realized and unrealized
gain (loss)                                   3.16           3.67           2.27           4.87              (9.42) 1      (15.98)
                                 ---------------------------------------------------------------------------------------------------
Total from investment
operations                                    3.16           4.12           2.36           4.88              (9.40)        (15.71)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                        (.41)            --             --             --                 --             --
Distributions from net
realized gain                                   --             --             --             --               (.99)         (5.25)
                                 ---------------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders                 (.41)            --             --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $           45.27    $     42.52    $     38.40    $     36.04      $       31.16    $     41.55
                                 ===================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 4                                       7.44%         10.73%          6.55%         15.66%            (23.23)%       (26.12)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $         454,392    $ 1,186,649    $ 1,391,718    $ 1,152,318      $     864,437    $   974,820
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                       $         987,969    $ 1,210,587    $ 1,327,404    $   930,500      $     968,867    $ 1,095,575
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 5
Net investment income                         0.02%          1.10% 3        0.47%          0.29%              0.17%          0.66%
Total expenses                                0.73% 6        0.69% 7        0.71% 7        0.78% 6,7          0.89% 7        0.66% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         56%            38%            45%            42%                28%            46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Net investment income per share and the net investment income ratio include $.18 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities


                   29 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   30 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $521,977,101 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended August 31, 2005, the Fund utilized $278,650,934 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                           EXPIRING
                           ------------------------
                           2011       $ 157,924,077
                           2012         296,586,322
                                      -------------
                           Total      $ 454,510,399
                                      =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2006, the Fund's projected benefit obligations were increased by $65,962 and payments of $98,894 were made to retired trustees, resulting in an accumulated liability of $1,042,357 as of February 28, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral


                   31 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At February 28, 2006, the Fund had $281 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   32 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED FEBRUARY 28, 2006       YEAR ENDED AUGUST 31, 2005
                                      SHARES           AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                              13,388,518   $  573,387,185     40,436,717   $ 1,618,214,799
Dividends and/or
distributions reinvested             674,180       29,394,224             --                --
Redeemed                         (21,560,614)    (923,518,979)   (43,402,126)   (1,752,424,878)
                           --------------------------------------------------------------------
Net decrease                      (7,497,916)  $ (320,737,570)    (2,965,409)  $  (134,210,079)
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                               1,424,414   $   56,089,392      4,382,455   $   161,855,078
Dividends and/or
distributions reinvested                  --               --             --                --
Redeemed                          (4,161,968)    (163,826,709)    (8,760,712)     (324,138,982)
                           --------------------------------------------------------------------
Net decrease                      (2,737,554)  $ (107,737,317)    (4,378,257)  $  (162,283,904)
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                               1,656,518   $   64,722,696      4,571,487   $   167,476,288
Dividends and/or
distributions reinvested                  --               --             --                --
Redeemed                          (2,483,615)     (96,832,903)    (4,774,468)     (175,315,948)
                           --------------------------------------------------------------------
Net decrease                        (827,097)  $  (32,110,207)      (202,981)  $    (7,839,660)
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                               1,042,758   $   43,927,013      3,078,565   $   122,153,412
Dividends and/or
distributions reinvested              16,509          711,690             --                --
Redeemed                          (1,216,209)     (51,285,195)    (2,190,999)      (87,368,735)
                           --------------------------------------------------------------------
Net increase (decrease)             (156,942)  $   (6,646,492)       887,566   $    34,784,677
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                               4,205,523   $  184,619,874      8,329,891   $   344,067,572
Dividends and/or
distributions reinvested             245,563       10,957,036             --                --
Redeemed                         (22,321,869)    (979,357,725)   (16,663,524)     (696,427,145)
                           --------------------------------------------------------------------
Net decrease                     (17,870,783)  $ (783,780,815)    (8,333,633)  $  (352,359,573)
                           ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2006, were as follows:

                                                    PURCHASES              SALES
--------------------------------------------------------------------------------
Investment securities                         $ 4,774,661,844   $  5,895,180,548


                   33 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, 0.54% of the next $2.0 billion, 0.52% of the next $2.0 billion, 0.50% of the next $2.5 billion and, beginning January 1, 2006, 0.48% of average annual net assets over $11.0 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2006, the Fund paid $10,359,931 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of


                   34 | OPPENHEIMER CAPITAL APPRECIATION FUND such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $18,042,757, $11,172,480 and $3,150,841, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
February 28, 2006   $   1,073,217   $      14,209   $   1,062,250   $      48,159   $      78,015

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2006, OFS waived $5,846, $3,433 and $6,370 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized


                   35 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of February 28, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


                   36 | OPPENHEIMER CAPITAL APPRECIATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   37 | OPPENHEIMER CAPITAL APPRECIATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   38 | OPPENHEIMER CAPITAL APPRECIATION FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of William L. Wilby and Marc Baylin and the Manager's Growth investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds advised by the Manager and other investment advisers. The Board noted that the Fund's three-year and ten-year performance were better than its peer group average. However its one-year and five-year performance were below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses were lower than its peer group median but higher than its peer group average and its actual management fees were higher than its peer group median and average.


                   39 | OPPENHEIMER CAPITAL APPRECIATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $11.0 billion to 0.48%.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   40 | OPPENHEIMER CAPITAL APPRECIATION FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ---------------------------
         Principal Executive Officer

Date:    April 19, 2006


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    April 19, 2006